Note 14 - Shareholders' Equity (Details) - Black-Scholes Option-Pricing Model Assumptions	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Assumptions:
Risk-free interest rate	1.314%	1.298%	1.614%
Expected lives (years)	15 years	15 years	15 years
Expected volatility	55.861%	57.02%	59.892%
Expected dividends	0.535%	0.893%	0.924%